Label	Element	Value
Franklin Global Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FRANKLIN GLOBAL DIVIDEND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 25 under the heading “Additional information about each share class,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A-1 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 73 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor to sell shares of the fund.
If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	During the fiscal year ended September 30, 2023, the fund incurred extraordinary expenses consisting of non-recurring professional fees charged on a contingency fee basis associated with the collection of European Union tax reclaims. Had such expenses been included, Other expenses would be 0.38%, 0.30%, 0.34% and 0.19% for Class A, Class C, Class I and Class IS, respectively and Total annual fund operating expenses after waiving fees and/or reimbursing expenses would be 1.20%, 1.95%, 0.97% and 0.84% for Class A, Class C, Class I and Class IS, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in equity and equity-related securities that provide investment income, dividend payments or other distributions or in other investments with similar economic characteristics.
As a global fund, the fund can seek investment opportunities anywhere in the world, and under normal circumstances, the fund invests in at least three countries, which may include the United States. The fund can invest without limitation in foreign securities in any country, including countries with developed or emerging markets. The fund may invest in issuers of any market capitalization.
Equity securities and equity-related securities may include exchange-traded and over-the-counter (“OTC”) common stocks (including exchange-traded funds (“ETFs”)), preferred stock, warrants and rights, securities convertible into common stocks, American Depositary Receipts and securities of other investment companies, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”).
The subadviser emphasizes investments in stocks expected to pay dividends and favors stocks that have shown more stable return characteristics as identified by its proprietary security risk assessment process.
The subadviser pursues the fund’s investment objective by creating an equity portfolio of primarily dividend-paying stocks using quantitative investment models to assist with stock selection, portfolio construction and risk control.
The subadviser attempts to keep the fund’s volatility lower than that of its benchmark, the MSCI All Country World Index. The subadviser seeks to manage volatility through the following methods:
•	Analyzing the measurements of each stock’s risk relative to the overall risk of the global equity market, measuring the volatility of individual stock prices relative to the MSCI ACWI index
•
Investing in companies that offer a combination of attractive dividend yields, consistent dividend growth, a record of increasing dividends and the cash flow to support continued dividend growth and dividend payments

Both of these types of risk measures (statistical and fundamental) are used to assist the subadviser in constructing a portfolio of securities for the fund.
Additionally, elements of the subadviser’s fundamentally-based stock-ranking model are used to identify securities that the subadviser believes will have higher risk-adjusted returns than the overall equity markets.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/mutualfunds (select fund and share class), or by calling the fund at 877-6LM-FUND/656-3863.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class IS shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-6LM-FUND/656-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (12/31/2022): 11.59 Worst Quarter (03/31/2020): (18.57)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.

Franklin Global Dividend Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Franklin Global Dividend Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Franklin Global Dividend Fund | Stock market and equity securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock market and equity securities risk. The stock markets are volatile and the market prices of equity securities held by the fund may decline generally. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.

Franklin Global Dividend Fund | Market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes, labor strikes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers is not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the fund’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the fund’s assets may go down.

Franklin Global Dividend Fund | Foreign investments and emerging markets risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the fund’s entire investment in one or more countries.
In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Their economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic or a natural disaster. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Franklin Global Dividend Fund | Issuer risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer risk. The market price of a security held by the fund can go up or down more than the market as a whole and can perform differently from the value of the market as a whole due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The fund may experience a substantial or complete loss on an individual security.

Franklin Global Dividend Fund | Illiquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets in recent years. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all.

Franklin Global Dividend Fund | Model risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Model risk. The subadviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. When a model or data used in managing the fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the model or data may not produce the desired results and the fund may suffer losses.

Franklin Global Dividend Fund | Volatility risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Volatility risk. The market prices of the securities or other assets in the fund’s portfolio may fluctuate, sometimes rapidly and unpredictably. The price of a security may fluctuate due to factors affecting markets generally or particular industries. The market price of a security or other asset may also be more volatile than the market as a whole. This volatility may affect the fund’s net asset value. Although the subadviser’s models were created to invest in stocks that exhibit low volatility characteristics, there is no guarantee that these models and strategies will be successful. Securities or other assets in the fund’s portfolio may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the fund.

Franklin Global Dividend Fund | Redemptions by affiliated funds and by other significant investors [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Redemptions by affiliated funds and by other significant investors. The fund may be an investment option for mutual funds and ETFs that are managed by Franklin Templeton Fund Adviser, LLC and its affiliates, including Franklin Templeton investment managers, unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Franklin Global Dividend Fund | Dividend paying stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Dividend-paying stock risk. There is no guarantee that the issuers of the stocks held by the fund will pay dividends in the future or that, if dividends are paid, they will remain at their current levels or increase over time. The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn or other market or company-specific developments could cause a company to reduce or eliminate its dividend.

Franklin Global Dividend Fund | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment, which may prove to be incorrect.

Franklin Global Dividend Fund | Large capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In addition, larger companies may not be able to attain the high growth rates of successful smaller companies and may be less capable of responding quickly to competitive challenges and industry changes. As a result, the fund’s value may not rise as much as, or may fall more than, the value of funds that focus on companies with smaller market capitalizations.

Franklin Global Dividend Fund | Small and mid capitalization company risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and mid-capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and mid-capitalization companies. Small and mid-capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and mid-capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and mid-capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may have greater potential for losses.

Franklin Global Dividend Fund | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.

Franklin Global Dividend Fund | Cybersecurity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadvisers and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadvisers and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadvisers have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadvisers. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.

Franklin Global Dividend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.18%	[6]
1 year	rr_ExpenseExampleYear01	$ 664
3 years	rr_ExpenseExampleYear03	921
5 years	rr_ExpenseExampleYear05	1,198
10 years	rr_ExpenseExampleYear10	1,984
1 year	rr_ExpenseExampleNoRedemptionYear01	664
3 years	rr_ExpenseExampleNoRedemptionYear03	921
5 years	rr_ExpenseExampleNoRedemptionYear05	1,198
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,984
1 year	rr_AverageAnnualReturnYear01	2.73%
5 years	rr_AverageAnnualReturnYear05	6.30%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2015
Franklin Global Dividend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.92%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.92%	[6]
1 year	rr_ExpenseExampleYear01	$ 295
3 years	rr_ExpenseExampleYear03	603
5 years	rr_ExpenseExampleYear05	1,037
10 years	rr_ExpenseExampleYear10	2,073
1 year	rr_ExpenseExampleNoRedemptionYear01	195
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,073
1 year	rr_AverageAnnualReturnYear01	6.90%
5 years	rr_AverageAnnualReturnYear05	6.74%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2015
Franklin Global Dividend Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	$ 125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,487
1 year	rr_ExpenseExampleNoRedemptionYear01	125
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	675
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,487
1 year	rr_AverageAnnualReturnYear01	8.57%
5 years	rr_AverageAnnualReturnYear05	7.52%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2014
Franklin Global Dividend Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.36%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.51%
1 year	rr_ExpenseExampleYear01	$ 154
3 years	rr_ExpenseExampleYear03	478
5 years	rr_ExpenseExampleYear05	824
10 years	rr_ExpenseExampleYear10	1,801
1 year	rr_ExpenseExampleNoRedemptionYear01	154
3 years	rr_ExpenseExampleNoRedemptionYear03	478
5 years	rr_ExpenseExampleNoRedemptionYear05	824
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
Franklin Global Dividend Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.95%	[6]
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	307
5 years	rr_ExpenseExampleYear05	534
10 years	rr_ExpenseExampleYear10	1,188
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	307
5 years	rr_ExpenseExampleNoRedemptionYear05	534
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,188
1 year	rr_AverageAnnualReturnYear01	9.05%
5 years	rr_AverageAnnualReturnYear05	7.88%
10 years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.49%
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2015
Franklin Global Dividend Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.82%	[6]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	456
10 years	rr_ExpenseExampleYear10	1,015
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	456
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,015
2014	rr_AnnualReturn2014	10.28%
2015	rr_AnnualReturn2015	3.68%
2016	rr_AnnualReturn2016	8.75%
2017	rr_AnnualReturn2017	14.97%
2018	rr_AnnualReturn2018	(4.28%)
2019	rr_AnnualReturn2019	16.97%
2020	rr_AnnualReturn2020	2.07%
2021	rr_AnnualReturn2021	19.05%
2022	rr_AnnualReturn2022	(5.22%)
2023	rr_AnnualReturn2023	9.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.57%)
1 year	rr_AverageAnnualReturnYear01	9.16%
5 years	rr_AverageAnnualReturnYear05	8.02%
10 years	rr_AverageAnnualReturnYear10	7.24%
Franklin Global Dividend Fund | Return after taxes on distributions | Class IS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.18%
5 years	rr_AverageAnnualReturnYear05	6.79%
10 years	rr_AverageAnnualReturnYear10	6.01%
Franklin Global Dividend Fund | Return after taxes on distributions and sale of fund shares | Class IS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.07%
5 years	rr_AverageAnnualReturnYear05	6.18%
10 years	rr_AverageAnnualReturnYear10	5.54%
Franklin Global Dividend Fund | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	22.20%	[9]
5 years	rr_AverageAnnualReturnYear05	11.72%	[9]
10 years	rr_AverageAnnualReturnYear10	7.93%	[9]

[1]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class—Sales charges” in the Prospectus.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Franklin Distributors is the broker-dealer of record (“Distributor Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]
You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]
During the fiscal year ended September 30, 2023, the fund incurred extraordinary expenses consisting of non-recurring professional fees charged on a contingency fee basis associated with the collection of European Union tax reclaims. Had such expenses been included, Other expenses would be 0.38%, 0.30%, 0.34% and 0.19% for Class A, Class C, Class I and Class IS, respectively and Total annual fund operating expenses after waiving fees and/or reimbursing expenses would be 1.20%, 1.95%, 0.97% and 0.84% for Class A, Class C, Class I and Class IS, respectively.

[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.18% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

[8]	Other expenses for Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[9]
For Class A, Class C, Class FI and Class I shares, for the period from the class’ inception date to December 31, 2023, the average annual total return of the MSCI All Country World Index was 9.65%, 9.65%, 8.01% and 8.02%, respectively.